GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) tanker	Jun. 30, 2022 USD ($) vessel
Other Income And Expenses
Lessor, finance lease, number of lease assets sold | vessel		2
Glorycrown and Everbright
Other Income And Expenses
Number of tankers sold | tanker	2
Proceeds from sale of vessels and termination of charters	$ 84,900
Gain (loss) on disposition of property plant equipment	$ 16,400
SFL Weser and SFL Elbe
Other Income And Expenses
Number of tankers sold | tanker	2
Proceeds from sale of vessels and termination of charters	$ 19,400
Gain (loss) on disposition of property plant equipment	$ 30
Front Force and Front Energy
Other Income And Expenses
Proceeds from sale of vessels and termination of charters		$ 65,400
Gain (loss) on sale of loans and leases		1,500
MSC Alice
Other Income And Expenses
Proceeds from sale of vessels and termination of charters		13,500
Gain (loss) on sale of loans and leases		11,700
Front Force and Front Energy
Other Income And Expenses
Termination fee on termination of charters		$ 4,500